UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P2 Capital Partners, LLC
Address: 590 Madison Avenue
         25th Floor
         New York, New York  10022

13F File Number:  028-13302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Carri
Title:     Chief Financial Officer
Phone:     (212) 508-5500

Signature, Place, and Date of Signing:

 /s/ Jason Carri     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $515,308 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACI WORLDWIDE INC              COM              004498101    55495  1270200 SH       DEFINED               1270200        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    52829  1181603 SH       DEFINED               1181603        0        0
BLOUNT INTL INC NEW            COM              095180105    36709  2320431 SH       DEFINED               2320431        0        0
CBIZ INC                       COM              124805102    14292  2418265 SH       DEFINED               2418265        0        0
CORELOGIC INC                  COM              21871D103     9443   350764 SH       DEFINED                350764        0        0
EPIQ SYS INC                   COM              26882D109    20783  1630000 SH       DEFINED               1630000        0        0
FORRESTER RESH INC             COM              346563109    42325  1579279 SH       DEFINED               1579279        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    17884   392546 SH       DEFINED                392546        0        0
MEDASSETS INC                  COM              584045108    42157  2513829 SH       DEFINED               2513829        0        0
MIDDLEBY CORP                  COM              596278101      383     2984 SH       DEFINED                  2984        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    25481  4542064 SH       DEFINED               4542064        0        0
SEMGROUP CORP                  CL A             81663A105    13385   342500 SH       DEFINED                342500        0        0
UTI WORLDWIDE INC              ORD              G87210103   132400  9880580 SH       DEFINED               9880580        0        0
VCA ANTECH INC                 COM              918194101    51742  2458036 SH       DEFINED               2458036        0        0